Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Rollforward of Nonvested stock options, deferred stock options, and restricted stock units
Stock Options

	Number of Shares	Weighted- Average Exercise Price
Outstanding unvested as of January 1, 2018	—	—
Granted	912,790	15.36
Forfeited	(11,070)	15.00
Outstanding unvested as of June 30, 2018	901,720	15.36
Deferred Stock Units

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding unvested as of January 1, 2018	—	—
Granted	19,335	13.20
Outstanding unvested as of June 30, 2018	19,335	13.20
Restricted Stock Units

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding unvested as of January 1, 2018	—	—
Granted	6,740	14.02
Outstanding unvested as of June 30, 2018	6,740	14.02